Supplemental Guarantor Information - Subsidiary Guarantees (Subsidiary Guarantee [Member])	12 Months Ended
Jul. 02, 2011
Subsidiary Guarantee [Member]
Supplemental Guarantor Information - Subsidiary Guarantees
21. SUPPLEMENTAL GUARANTOR INFORMATION – SUBSIDIARY GUARANTEES
     On January 19, 2011, the wholly-owned U.S. Broadline subsidiaries of Sysco Corporation entered into full and unconditional guarantees of all outstanding senior notes and debentures of Sysco Corporation. As of July 2, 2011, Sysco had a total of approximately $2,225.0 million in senior notes and debentures outstanding that are covered by this guarantee.
     The following condensed consolidating financial statements present separately the financial position, results of operations and cash flows of the parent issuer (Sysco Corporation), the guarantors (U.S. Broadline subsidiaries) and all other non-guarantor subsidiaries of Sysco (Other Non-Guarantor Subsidiaries) on a combined basis with eliminating entries.

	Condensed Consolidating Balance Sheet
	July 2, 2011
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Current assets	$354,450	$3,476,921	$1,901,511	$—	$5,732,882
Investment in subsidiaries	14,014,569	—	—	(14,014,569)	—
Plant and equipment, net	569,567	1,794,473	1,148,349	—	3,512,389
Other assets	378,317	519,664	1,242,303	—	2,140,284

Total assets	$15,316,903	$5,791,058	$4,292,163	$(14,014,569)	$11,385,555

Current liabilities	$430,300	$840,586	$2,304,189	$—	$3,575,075
Intercompany payables (receivables)	7,800,254	(7,701,021)	(99,233)	—	—
Long-term debt	2,227,483	26,542	25,492	—	2,279,517
Other liabilities	405,376	343,427	76,918	—	825,721
Shareholders' equity	4,453,490	12,281,524	1,984,797	(14,014,569)	4,705,242

Total liabilities and shareholders' equity	$15,316,903	$5,791,058	$4,292,163	$(14,014,569)	$11,385,555

	Condensed Consolidating Balance Sheet
	July 3, 2010
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Current assets	$417,336	$3,165,121	$1,493,801	$—	$5,076,258
Investment in subsidiaries	15,265,792	—	—	(15,265,792)	—
Plant and equipment, net	425,279	1,762,580	1,015,964	—	3,203,823
Other assets	362,658	484,887	1,186,075	—	2,033,620

Total assets	$16,471,065	$5,412,588	$3,695,840	$(15,265,792)	$10,313,701

Current liabilities	$444,274	$918,449	$1,646,475	$—	$3,009,198
Intercompany payables (receivables)	9,691,238	(9,674,808)	(16,430)	—	—
Long-term debt	2,225,781	18,860	228,021	—	2,472,662
Other liabilities	411,781	491,528	101,006	—	1,004,315
Shareholders' equity	3,697,991	13,658,559	1,736,768	(15,265,792)	3,827,526

Total liabilities and shareholders' equity	$16,471,065	$5,412,588	$3,695,840	$(15,265,792)	$10,313,701

	Condensed Consolidating Results of Operations
	Year Ended July 2, 2011
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Sales	$—	$27,138,172	$12,861,426	$(676,109)	$39,323,489
Cost of sales	—	21,591,829	10,923,446	(586,498)	31,928,777

Gross profit	—	5,546,343	1,937,980	(89,611)	7,394,712
Operating expenses	535,224	3,455,148	1,562,449	(89,611)	5,463,210

Operating income (loss)	(535,224)	2,091,195	375,531	—	1,931,502
Interest expense (income)	453,593	(332,561)	(2,765)	—	118,267
Other expense (income), net	(5,581)	(4,636)	(4,002)	—	(14,219)

Earnings (losses) before income taxes	(983,236)	2,428,392	382,298	—	1,827,454
Income tax (benefit) provision	(363,403)	897,529	141,298	—	675,424
Equity in earnings of subsidiaries	1,771,863	—	—	(1,771,863)	—

Net earnings	$1,152,030	$1,530,863	$241,000	$(1,771,863)	$1,152,030

	Condensed Consolidating Results of Operations
	Year Ended July 3, 2010
	(53 Weeks)
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Sales	$—	$25,966,566	$11,821,286	$(544,357)	$37,243,495
Cost of sales	—	20,499,083	10,015,733	(459,628)	30,055,188

Gross profit	—	5,467,483	1,805,553	(84,729)	7,188,307
Operating expenses	500,823	3,342,934	1,453,411	(84,729)	5,212,439

Operating income (loss)	(500,823)	2,124,549	352,142	—	1,975,868
Interest expense (income)	496,410	(374,203)	3,270	—	125,477
Other expense (income), net	5,546	(3,201)	(1,543)	—	802

Earnings (losses) before income taxes	(1,002,779)	2,501,953	350,415	—	1,849,589
Income tax (benefit) provision	(363,029)	905,774	126,861	—	669,606
Equity in earnings of subsidiaries	1,819,733	—	—	(1,819,733)	—

Net earnings	$1,179,983	$1,596,179	$223,554	$(1,819,733)	$1,179,983

	Condensed Consolidating Results of Operations
	Year Ended June 27, 2009
		U.S.	Other
		Broadline	Non-Guarantor		Consolidated
	Sysco	Subsidiaries	Subsidiaries	Eliminations	Totals
	(In thousands)
Sales	$—	$26,013,529	$11,301,822	$(462,021)	$36,853,330
Cost of sales	—	20,518,593	9,611,706	(387,223)	29,743,076

Gross profit	—	5,494,936	1,690,116	(74,798)	7,110,254
Operating expenses	452,959	3,448,636	1,411,246	(74,798)	5,238,043

Operating income (loss)	(452,959)	2,046,300	278,870	—	1,872,211
Interest expense (income)	476,238	(365,999)	6,083	—	116,322
Other expense (income), net	(3,273)	(5,563)	(6,109)	—	(14,945)

Earnings (losses) before income taxes	(925,924)	2,417,862	278,896	—	1,770,834
Income tax (benefit) provision	(373,797)	976,091	112,592	—	714,886
Equity in earnings of subsidiaries	1,608,075	—	—	(1,608,075)	—

Net earnings	$1,055,948	$1,441,771	$166,304	$(1,608,075)	$1,055,948

	Condensed Consolidating Cash Flows
	Year Ended July 2, 2011
		U.S.	Other
		Broadline	Non-Guarantor	Consolidated
	Sysco	Subsidiaries	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(491,211)	$1,243,884	$338,845	$1,091,518
Investing activities	(203,090)	(318,382)	(158,084)	(679,556)
Financing activities	(555,282)	1,263	176,112	(377,907)
Effect of exchange rate on cash	—	—	20,267	20,267
Intercompany activity	1,181,573	(926,546)	(255,027)	—

Net (decrease) increase in cash	(68,010)	219	122,113	54,322
Cash at the beginning of the period	373,523	31,935	179,985	585,443

Cash at the end of the period	$305,513	$32,154	$302,098	$639,765

	Condensed Consolidating Cash Flows
	Year Ended July 3, 2010
	(53 Weeks)
		U.S.	Other
		Broadline	Non-Guarantor	Consolidated
	Sysco	Subsidiaries	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(649,277)	$1,239,657	$295,048	$885,428
Investing activities	(225,565)	(228,769)	(201,986)	(656,320)
Financing activities	(664,236)	559	(3,353)	(667,030)
Effect of exchange rate on cash	—	—	4,714	4,714
Intercompany activity	1,013,405	(1,011,728)	(1,677)	—

Net (decrease) increase in cash	(525,673)	(281)	92,746	(433,208)
Cash at the beginning of the period	899,196	32,216	87,239	1,018,651

Cash at the end of the period	$373,523	$31,935	$179,985	$585,443

	Condensed Consolidating Cash Flows
	Year Ended June 27, 2009
		U.S.	Other
		Broadline	Non-Guarantor	Consolidated
	Sysco	Subsidiaries	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(493,984)	$1,752,869	$317,864	$1,576,749
Investing activities	(82,684)	(296,933)	(279,046)	(658,663)
Financing activities	(380,564)	1,060	(139)	(379,643)
Effect of exchange rate on cash	—	—	334	334
Intercompany activity	1,369,782	(1,458,992)	89,210	—

Net increase (decrease) in cash	412,550	(1,996)	128,223	538,777
Cash at the beginning of the period	486,646	34,212	(40,984)	479,874

Cash at the end of the period	$899,196	$32,216	$87,239	$1,018,651